Expense Example, No Redemption	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	631	1,621	2,611	5,082	188	1,371	2,536	5,231	87	1,085	2,087	4,612	87	1,085	2,087	4,612